As filed with the Securities and Exchange Commission on July 27, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  February 28, 2013

Date of reporting period:  May 31, 2012

Item 1. Schedules of Investments.

Orinda SkyView Multi-Manager Hedged Equity Fund
Schedule of Investments
May 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 72.0%
Consumer Discretionary - 13.5%
Abercrombie & Fitch Co.*	12,000	$402,480
Acquity Group Ltd. - ADR ^†	49,272	443,941
American Eagle Outfitters, Inc.*	40,000	772,400
BJ's Restaurants, Inc. ^*	11,341	496,622
Black Diamond, Inc. ^*	33,042	297,378
Brinker International, Inc.*	9,378	303,003
Carter's, Inc. ^*	23,510	1,267,894
Chico's FAS, Inc.*	70,590	1,031,320
Christopher & Banks Corp.	200,000	240,000
Darden Restaurants, Inc.*	4,531	234,389
DIRECTV ^*	21,500	955,675
Francesca's Holdings Corp. ^*	17,950	421,107
Jones Group, Inc.*	89,040	858,346
LKQ Corp. ^*	33,936	1,236,628
Monro Muffler Brake, Inc.*	6,786	229,299
National CineMedia, Inc.*	92,960	1,254,030
Penske Automotive Group*	12,329	303,047
Rue21, Inc. ^*	45,227	1,197,611
Scientific Games Corp. ^*	147,640	1,260,845
Shuffle Master, Inc. ^*	11,000	174,460
Shutterfly, Inc. ^*	59,018	1,627,126
Steiner Leisure Ltd. ^†*	4,501	206,281
Target Corp.*	30,000	1,737,300
Teavana Holdings, Inc. ^*	32,621	433,207
Tempur-Pedic International, Inc. ^*	17,500	808,675
The Goodyear Tire & Rubber Co. ^*	17,000	177,650
Under Armour, Inc. ^*	7,942	799,998
Xueda Education Group - ADR ^†*	128,307	460,622
Total Consumer Discretionary		19,631,334

Consumer Staples - 1.3%
Anheuser Busch Inbev NV - ADR †*	4,729	320,153
Campbell Soup Co.*	6,282	199,140
CVS Caremark Corp.*	24,600	1,105,524
John B. Sanfilippo & Son, Inc. ^	4,910	71,146
The Fresh Market, Inc. ^*	3,643	211,731
Total Consumer Staples		1,907,694

Energy - 2.8%
BP PLC - ADR †*	10,285	374,991
C&J Energy Services, Inc. ^*	9,955	177,996
Core Laboratories NV †*	5,329	681,579
Dril-Quip, Inc. ^*	7,524	455,879
Helix Energy Solutions Group, Inc. ^	12,078	206,896
World Fuel Services Corp.*	59,370	2,226,375
Total Energy		4,123,716

Financials - 9.9%
Affiliated Managers Group, Inc. ^*	11,732	1,209,217
Berkshire Hathaway, Inc. - Class B ^*	5,000	396,800
BNC Bancorp*	12,642	97,723
Broadway Financial Corp. ^*	46,624	60,844
Capital One Financial Corp.*	4,579	235,223
Carolina Bank Holdings, Inc. ^	5,693	31,653
Carrollton Bancorp ^*	1,774	9,349
Citigroup, Inc.*	6,968	184,722
Colony Bankcorp, Inc. ^*	6,634	33,833
Community Financial Corp. ^*	16,114	60,911
ECB Bancorp, Inc.*	6,616	62,190
Enterprise Financial Services Corp.*	17,556	189,780
Farmers Cap Bank Corp. ^*	18,496	135,021
Financial Engines, Inc. ^*	76,636	1,607,823
First Bancorp*	20,386	189,386
First Bancorp - Puerto Rico ^†*	57,324	209,233
First Community Bancshares, Inc.	17,842	221,062
First Defiance Financial Corp.*	15,483	247,573
First Financial Holdings, Inc.	22,066	211,834
First South Bancorp, Inc. ^*	63,149	295,537
First United Corp. ^*	204	1,114
Firstbank Corp.*	9,793	96,951
FirstService Corp. ^†*	14,809	387,107
FXCM, Inc.*	38,950	400,406
Greenlight Capital Re Ltd. ^†*	32,364	801,333
Home Federal Bancorp, Inc.	20,639	184,719
Hopfed Bancorp, Inc.*	2,691	18,729
Hudson City Bancorp, Inc.*	34,896	216,355
Intervest Bancshares Corp. ^*	22,610	85,692
JPMorgan Chase & Co.*	6,692	221,840
Lincoln National Corp.*	4,467	92,333
LNB Bancorp, Inc.*	11,658	72,746
MainSource Financial Group, Inc.*	16,033	177,325
Manulife Financial Corp. †*	21,628	231,852
Metlife, Inc.	6,490	189,573
MetroCorp Bancshares, Inc. ^	23,697	225,121
MSCI, Inc. ^*	8,570	289,752
Nelnet, Inc.*	8,737	203,922
New Hampshire Thrift Bancshares, Inc.*	5,510	70,032
Och-Ziff Capital Management Group*	25,722	186,485
Parke Bancorp, Inc. ^*	11,767	63,424
Peoples Bancorp of North Carolina*	674	5,325
Plumas Bancorp ^*	79	280
Princeton National Bancorp, Inc. ^*	10,236	7,677
QCR Holdings, Inc.*	803	9,628
Riverview Bancorp, Inc. ^*	54,383	71,786
Rouse Properties, Inc. ^*	11,252	143,913
Signature Bank ^*	20,858	1,280,890
Southwest Bancorp, Inc. ^	16,261	155,455
Suffolk Bancorp ^*	5,750	68,023
Summit Financial Group, Inc. ^*	8,470	44,722
Sun Life Financial, Inc. †*	11,992	247,035
SunTrust Banks, Inc.*	13,496	309,328
The Hartford Financial Services Group, Inc.*	12,836	215,902
The Savannah Bancorp, Inc. ^*	13,459	67,833
Timberland Bancorp, Inc. ^*	35,435	169,025
Torchmark Corp.*	5,103	238,106
Universal Insurance Holdings, Inc.	58,633	205,215
Virtus Investment Partners, Inc. ^*	12,478	884,441
VSB Bancorp, Inc.*	1,946	20,929
Wilshire Bancorp, Inc. ^*	62,179	311,517
Total Financials		14,363,555

Health Care - 10.2%
Abbott Laboratories*	4,016	248,149
Abiomed, Inc. ^*	66,690	1,355,808
Accuray, Inc. ^*	96,336	604,027
Affymetrix, Inc. ^*	206,860	980,516
Align Technology, Inc. ^*	37,590	1,173,936
AmerisourceBergen Corp.*	5,671	209,770
AstraZeneca PLC - ADR †*	4,440	179,420
Baxter International, Inc.*	3,716	188,104
BioMarin Pharmaceutical, Inc. ^*	36,124	1,287,459
C.R. Bard, Inc.*	2,425	235,686
Cardinal Health, Inc.*	5,059	209,341
Celgene Corp. ^*	3,390	231,367
DepoMed, Inc. ^*	82,321	423,130
Endo Pharmaceuticals Holdings, Inc. ^	9,872	321,037
Forest Laboratories, Inc. ^*	14,938	522,830
Gilead Sciences, Inc. ^*	5,348	267,133
Hologic, Inc. ^*	80,470	1,348,677
IPC The Hospitalist Co. ^*	8,733	305,568
Johnson & Johnson*	3,739	233,426
Ligand Pharmaceuticals, Inc. ^*	14,664	183,740
Masimo Corp. ^*	15,826	297,687
McKesson Corp.*	2,712	236,703
Merck & Co., Inc.*	6,035	226,795
Myrexis, Inc. ^*	189,632	457,013
Novartis AG - ADR †*	3,964	206,247
PDL BioPharma, Inc.*	35,331	229,298
PSS World Medical, Inc. ^*	14,859	300,598
UnitedHealth Group, Inc.*	5,861	326,868
VCA Antech, Inc. ^*	22,419	482,905
Vertex Pharmaceuticals, Inc. ^	14,270	856,771
Wellcare Health Plans, Inc. ^	3,766	212,666
Wright Medical Group, Inc. ^*	3,410	67,484
Zimmer Holdings, Inc.	3,632	220,281
Zogenix, Inc. ^*	82,321	148,178
Total Health Care		14,778,618

Industrials - 12.4%
AGCO Corp. ^*	4,999	201,010
Air Transport Services Group, Inc. ^*	110,820	561,857
American Reprographics Co. ^*	105,801	546,991
Atlas Air Worldwide Holdings, Inc. ^*	14,290	649,052
Blount International, Inc. ^	91,385	1,244,664
Brady Corp.*	7,711	211,590
Ceradyne, Inc.*	7,388	186,104
CRA International, Inc. ^*	4,519	85,002
CSX Corp.*	9,060	189,263
Equifax, Inc.*	5,897	266,368
ESCO Technologies, Inc.*	14,020	489,298
FreightCar America, Inc.	10,652	211,229
General Cable Corp. ^	7,444	211,856
Geoeye, Inc. ^	11,290	216,316
Graco, Inc.*	37,389	1,801,028
H & E Equipment Services, Inc. ^*	18,628	295,626
HEICO Corp.*	25,188	1,049,332
Hurco Companies, Inc. ^*	729	16,082
Huron Consulting Group, Inc. ^*	12,168	380,372
IHS, Inc. ^*	11,136	1,102,353
II-VI, Inc. ^*	11,141	210,565
Innerworkings, Inc. ^*	49,379	582,179
Kelly Services, Inc.*	17,071	199,560
Landstar System, Inc.*	30,906	1,628,746
Manpower, Inc.	5,376	193,267
MasTec, Inc. ^*	84,530	1,382,066
Portfolio Recovery Associates, Inc. ^*	4,043	279,412
Raytheon Co.*	4,763	239,674
Snap-On, Inc.*	9,000	544,590
The Middleby Corp. ^*	5,237	535,588
TransDigm Group, Inc. ^*	8,287	1,019,301
Trinity Industries, Inc.	8,836	218,249
Twin Disc, Inc.*	9,750	185,835
Verisk Analytics, Inc. ^*	3,589	171,913
Waste Connections, Inc.*	21,240	657,378
Total Industrials		17,963,716

Information Technology - 18.6%
Accenture PLC †*	4,186	239,021
Activision Blizzard, Inc.*	23,657	277,733
Alliance Data Systems Corp. ^*	15,320	1,930,320
Amdocs Ltd. ^†*	8,109	233,134
ANSYS, Inc. ^*	11,049	683,657
Apple, Inc. ^*	519	299,842
Arris Group, Inc. ^*	105,060	1,295,390
Bottomline Technologies, Inc. ^*	8,496	151,908
Broadridge Financial Solutions, Inc.*	33,680	681,346
Brocade Communications Systems, Inc. ^*	284,510	1,322,972
CA, Inc.*	10,092	250,988
Cardtronics, Inc. ^*	46,470	1,302,089
Computer Sciences Corp.*	8,260	220,046
Concur Technologies, Inc. ^*	14,138	874,435
Diebold, Inc.	6,019	222,763
DST Systems, Inc.*	5,144	262,858
FARO Technologies, Inc. ^*	12,049	555,820
Global Payments, Inc.*	4,719	200,463
Hittite Microwave Corp. ^*	11,492	566,326
Informatica Corp. ^*	18,870	781,784
InterDigital, Inc.*	10,035	247,764
International Business Machines Corp.*	1,352	260,801
International Rectifier Corp. ^*	68,710	1,294,496
IPG Photonics Corp. ^*	11,328	484,838
Jabil Circuit, Inc.	11,215	214,543
KVH Industries, Inc. ^*	60,230	579,413
Liquidity Services, Inc. ^*	27,882	1,781,381
Microsoft Corp.*	7,724	225,464
Monster Worldwide, Inc. ^*	88,105	757,703
National Instruments Corp.*	11,472	298,731
Newport Corp. ^*	110,100	1,309,089
NIC, Inc.*	9,887	107,472
Oracle Corp.*	7,067	187,063
Plantronics, Inc.*	37,770	1,136,499
Polycom, Inc. ^*	77,990	892,206
RealPage, Inc. ^*	24,154	431,149
Rovi Corp. ^*	43,040	1,051,467
ServiceSource International, Inc. ^*	37,476	449,712
Solera Holdings, Inc.*	13,827	613,919
Sourcefire, Inc. ^*	4,762	262,672
SPS Commerce, Inc. ^	3,037	83,943
The Ultimate Software Group, Inc. ^*	11,426	917,851
Vantiv, Inc. ^*	12,281	272,393
VeriFone Systems, Inc. ^*	14,284	515,795
Wayside Technology Group, Inc.*	16,066	212,232
Western Union Co.*	11,042	181,089
Total Information Technology		27,122,580

Materials - 1.4%
Companhia Siderurgica Nacional SA - ADR †*	29,167	189,002
Goldcorp, Inc. †*	4,599	166,622
Headwaters, Inc. ^	53,750	247,787
New Gold, Inc. ^†*	51,742	453,260
NovaGold Resources Inc. ^†	38,461	217,689
Royal Gold, Inc.*	3,049	206,234
Rubicon Minerals Corp. ^†*	55,793	154,547
Yamana Gold, Inc. †*	30,656	446,658
Total Materials		2,081,799

Telecommunication Services - 1.0%
Abovenet, Inc. ^*	16,860	1,404,775

Utilities - 0.9%
Consolidated Water Co., Ltd. †*	23,974	184,120
Genie Energy Ltd.*	29,540	197,623
ITC Holdings Corp.*	13,880	957,026
Total Utilities		1,338,769

TOTAL COMMON STOCKS (Cost $103,894,436)		104,716,556

EXCHANGE TRADED FUNDS - 5.2%
First Trust Morningstar Dividend Leaders Index Fund	21,907	391,259
Guggenheim S&P 500 Pure Growth ETF	10,629	482,982
iShares DJ Select Dividend Index Fund	8,473	465,168
iShares S&P 500 Growth Index Fund	6,787	483,710
iShares S&P GSCI Commodity-Indexed Trust ^	11,550	349,157
PowerShares DB Commodity Index Tracking Fund ^	14,077	355,303
PowerShares DB G10 Currency Harvest Fund ^	15,929	374,809
PowerShares S&P 500 Low Volatility Portfolio	23,568	625,730
Russell 1000 Low Volatility ETF	9,308	465,121
SPDR Barclays Capital High Yield Bond ETF ^	16,000	609,760
SPDR Dow Jones Industrial Average ETF Trust ^*	8,000	989,600
SPDR S&P 500 ETF Trust	1,990	261,665
Vanguard High Dividend Yield ETF	10,178	470,529
Vanguard U.S. Total Stock Market Shares Index ETF	5,962	401,421
WisdomTree Dividend ex-Financials Fund	8,883	459,873
WisdomTree LargeCap Dividend Fund	7,827	395,420
TOTAL EXCHANGE TRADED FUNDS (Cost $7,420,598)		7,581,507

EXCHANGE TRADED NOTES - 0.4%
iPath Optimized Currency Carry ETN ^†	11,509	528,148
TOTAL EXCHANGE TRADED NOTES (Cost $524,317)		528,148

PURCHASED OPTIONS - 0.7%
	Contracts
Call Options - 0.6%
American Eagle Outfitters, Inc.
Expiration January 2013, Exercise Price: $14.50	700	392,000
DIRECTV
Expiration January 2013, Exercise Price: $28.00	200	342,000
Expedia
Expiration October 2012, Exercise Price: $40.00	50	42,000
Francesca's Holdings Corp.
Expiration June 2012, Exercise Price: $30.00	180	4,500
InterDigital, Inc.
Expiration June 2012, Exercise Price: $45.00	46	184
Expiration September 2012, Exercise Price: $50.00	13	130
Monster Worldwide, Inc.
Expiration September 2012, Exercise Price: $11.00	21	788
Expiration January 2013, Exercise Price: $15.00	26	260
Expiration January 2013, Exercise Price: $17.50	20	150
Expiration January 2013, Exercise Price: $20.00	26	260
Expiration January 2013, Exercise Price: $25.00	39	195
Expiration January 2013, Exercise Price: $10.00	28	2,240
VeriFone Systems, Inc.
Expiration January 2013, Exercise Price: $60.00	16	560
Vertex Pharmaceuticals, Inc.
Expiration January 2014, Exercise Price: $60.00	35	54,600
Expiration January 2014, Exercise Price: $80.00	6	5,730
Walgreen Co.
Expiration July 2012, Exercise Price: $37.00	1,000	7,000
Total Call Options		852,597

Put Options - 0.1%
Angie's List, Inc.
Expiration August 2012, Exercise Price: $25.00	6	8,190
Expiration November 2012, Exercise Price: $20.00	18	17,370
iShares Russell 2000 Index Fund
Expiration August 2012, Exercise Price: $75.00	54	20,412
Ralph Lauren Corp.
Expiration June 2012, Exercise Price: $145.00	100	25,500
Solazyme, Inc.
Expiration December 2012, Exercise Price: $15.00	36	19,800
Tractor Supply Co.
Expiration July 2012, Exercise Price: $85.00	200	55,000
Youku.com, Inc.
Expiration January 2013, Exercise Price: $25.00	33	21,780
Total Put Options		168,052

TOTAL PURCHASED OPTIONS (Cost $921,616)		1,020,649

SHORT-TERM INVESTMENTS - 24.1%
	Shares
MONEY MARKET FUNDS - 24.1%
Fidelity Institutional Treasury Only Portfolio - Class I, 0.01% +	35,020,058	35,020,058
Total Short-Term Investments (Cost $35,020,058)
Total Investments (Cost $147,781,025) - 102.4%		148,866,918
Liabilities in Excess of Other Assets - (2.4)%		(3,432,762)
TOTAL NET ASSETS - 100.0%		$145,434,156

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
^	Non-income producing.
+	Variable Rate Security. The rate shown represents the rate at May 31, 2012.
†	U.S. traded security of a foreign corporation.
*	All or a portion of the security has been segregated for open short positions.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC

Orinda SkyView Multi-Manager Hedged Equity Fund
Schedule of Securities Sold Short
May 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 28.5%
Consumer Discretionary - 3.6%
Blue Nile, Inc.	4,015	$129,644
Bob Evans Farms, Inc.	7,526	305,104
Ctrip.com International, Ltd. - ADR †	4,183	76,967
Fred's, Inc.	91,021	1,251,539
Gaylord Entertainment Co.	4,524	171,686
Gentex Corp.	5,366	119,662
Hibbett Sports, Inc.	5,444	305,027
iRobot Corp.	9,578	202,862
Kona Grill, Inc.	16,632	129,064
Michael Kors Holdings Ltd. †	9,460	372,535
Morgans Hotel Group	17,378	78,027
Nutrisystem, Inc.	11,130	114,083
Pandora Media, Inc.	17,282	185,609
PVH Corp.	5,340	432,540
Shutterfly, Inc.	5,206	143,529
Teavana Holdings, Inc.	11,023	146,385
Tesla Motors, Inc.	13,239	390,550
Whirlpool Corp.	4,690	290,217
Williams Sonoma, Inc.	10,900	380,519
Total Consumer Discretionary		5,225,549

Consumer Staples - 1.6%
J & J Snack Foods Corp.	3,146	173,250
Medifast, Inc.	22,330	403,280
Post Holdings, Inc.	17,885	537,802
Spectrum Brands Holdings, Inc.	4,385	151,370
Sysco Corp.	5,131	143,206
United Natural Foods, Inc.	12,521	634,815
Usana Health Sciences, Inc.	5,984	241,754
Total Consumer Staples		2,285,477

Energy - 1.6%
Amyris, Inc.	132,280	358,479
FX Energy, Inc.	24,465	119,145
Gevo, Inc.	14,834	90,042
Gulf Island Fabrication, Inc.	4,503	112,575
Houston American Energy Corp.	13,020	20,181
Kior, Inc.	725	6,561
Noble Corp. †	2,950	92,247
North American Energy Partners, Inc. †	21,806	66,072
Northern Oil and Gas, Inc.	14,610	261,957
RPC, Inc.	13,548	140,628
Solazyme, Inc.	91,459	1,002,391
Total Energy		2,270,278

Financials - 1.4%
Capital City Bank Group, Inc.	11,165	75,029
Coresite Realty Corp.	21,060	502,281
GAMCO Investors, Inc.	3,187	132,292
M&T Bank Corp.	3,020	245,586
Protective Life Corp.	34,120	899,403
SCBT Financial Corp.	5,062	171,551
TriCo Bancshares	3,775	57,946
Total Financials		2,084,088

Health Care - 7.9%
Abaxis, Inc.	28,050	918,357
Abiomed, Inc.	29,625	602,276
Acorda Therapeutics, Inc.	37,479	824,163
Aveo Pharmaceuticals, Inc.	5,570	70,906
BioCryst Pharmaceuticals, Inc.	49,770	154,287
Chemed Corp.	7,477	415,347
DexCom, Inc.	35,889	385,807
Exact Sciences Corp.	11,142	110,083
Heartware International, Inc.	1,815	147,687
Incyte Corp.	19,640	418,528
Insulet Corp.	28,690	528,470
Ironwood Pharmaceuticals, Inc.	18,115	215,931
Lincare Holdings, Inc.	8,704	199,583
Omnicell, Inc.	15,850	207,477
Onyx Pharmaceuticals, Inc.	22,706	1,039,481
OPKO Health, Inc.	88,291	406,139
PhotoMedex, Inc.	17,116	215,148
Questcor Pharmaceuticals, Inc.	11,330	469,062
Regeneron Pharmaceuticals, Inc.	7,890	1,070,279
Sirona Dental Systems, Inc.	21,559	922,294
Spectrum Pharmaceuticals, Inc.	6,629	76,830
Synageva Biopharma Corp.	14,180	553,162
United Therapeutics Corp.	18,861	834,411
Valeant Pharmaceuticals International, Inc. †	4,524	220,138
Volcano Corp.	15,038	429,936
Total Health Care		11,435,782

Industrials - 1.8%
Aerovironment, Inc.	6,747	150,323
AMETEK, Inc.	734	37,221
Asta Funding, Inc.	7,960	69,730
Chart Industries, Inc.	1,862	116,301
Duff & Phelps Corp.	50,846	724,555
Healthcare Services Group, Inc.	20,810	406,835
Meritor, Inc.	27,890	150,885
Polypore International, Inc.	3,656	135,235
Rand Logistics, Inc.	13,698	102,735
Ritchie Bros. Auctioneers, Inc. †	9,320	184,722
Tennant Co.	10,080	425,376
Thermon Group Holdings, Inc.	4,816	97,813
Total Industrials		2,601,731

Information Technology - 10.0%
Accelrys, Inc.	18,563	144,791
Acme Packet, Inc.	3,182	72,804
Aixtron SE - ADR †	59,269	871,847
Arm Holdings PLC - ADR †	25,045	588,307
Asure Software, Inc.	41,670	185,015
Carbonite, Inc.	22,824	175,973
Cavium, Inc.	3,968	96,065
Ciena Corp.	9,823	133,102
Cognex Corp.	27,339	956,592
comScore, Inc.	48,770	885,175
Constant Contact, Inc.	40,850	827,212
Cymer, Inc.	4,892	265,000
DragonWave, Inc. †	154,840	478,456
DTS, Inc.	3,554	98,197
Higher One Holdings, Inc.	8,084	102,748
Hittite Microwave Corp.	7,560	372,557
Informatica Corp.	2,341	96,988
Ixys Corp.	11,104	115,037
j2 Global, Inc.	33,357	806,906
Jive Software, Inc.	10,360	173,530
Lexmark International, Inc.	15,250	381,403
Mercury Computer Systems, Inc.	10,002	118,524
Netqin Mobile, Inc. - ADR †	6,913	57,931
Numerex Corp.	13,258	120,913
NVE Corp.	6,540	340,015
Open Text Corp. †	21,510	1,040,009
Power Integrations, Inc.	2,866	116,961
RealPage, Inc.	6,524	116,453
Saba Software, Inc.	9,186	76,703
Salesforce.com, Inc.	3,274	453,842
SciQuest, Inc.	11,940	187,936
Silicon Motion Technology Corp. - ADR †	10,473	141,804
SouFun Holdings Ltd. - ADR †	74,450	1,174,821
Spreadtrum Communications, Inc. - ADR †	4,249	76,057
Stratasys, Inc.	6,739	320,237
Sycamore Networks, Inc.	7,393	98,031
Ultratech, Inc.	8,975	272,122
VanceInfo Technologies, Inc. - ADR †	30,570	280,633
Veeco Instruments, Inc.	1,309	45,396
Viasat, Inc.	3,088	129,758
Virnetx Holding Corp.	5,591	186,404
VistaPrint NV †	11,320	383,522
Web Com Group, Inc.	7,602	121,024
Youku.com, Inc. - ADR †	38,796	923,345
Total Information Technology		14,610,146

Materials - 0.1%
Avalon Rare Metals, Inc. †	48,650	72,488
Martin Marietta Materials, Inc.	1,509	101,812
Total Materials		174,300

Telecommunication Services - 0.4%
Cogent Communications Group, Inc.	6,164	109,349
Level 3 Communications, Inc.	5,300	112,519
MagicJack VocalTec Ltd. †	14,730	211,965
Towerstream Corp.	52,534	190,698
Total Telecommunication Services		624,531

Utilities - 0.1%
UIL Holdings Corp.	4,797	162,187
TOTAL COMMON STOCKS (Proceeds $44,971,853)		41,474,069

EXCHANGE TRADED FUNDS - 3.7%
iShares Barclays 20+ Year Treasury Bond Fund	12,000	1,531,200
iShares Russell 2000 Growth Index Fund	15,064	1,311,622
iShares Russell 2000 Index Fund	17,261	1,313,562
Direxion Daily Small Cap Bull 3x Shares	4,000	189,040
iShares FTSE China 25 Index Fund	16,195	542,371
United States Oil Fund LP	15,346	500,433
TOTAL EXCHANGE TRADED FUNDS (Proceeds $5,544,901)		5,388,228

Total Securities Sold Short (Proceeds $50,516,754) - 32.2%		$46,862,297

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
†	U.S. traded security of a foreign corporation.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC

Orinda SkyView Multi-Manager Hedged Equity Fund
Schedule of Options Written
May 31, 2012 (Unaudited)

	Contracts	Value
PUT OPTIONS
iShares Russell 2000 Index Fund
Expiration: August 2012, Exercise Price: $70.00	54	$11,718
Total Put Options		11,718

Total Options Written (Premiums received $7,867)		$11,718

Orinda SkyView Multi-Manager Hedged Equity Fund
Schedule of Open Futures Contracts
May 31, 2012 (Unaudited)

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Futures	90	$5,891,400	June 2012	$(209,544)

As of May 31, 2012, initial margin deposits of $315,000 have been pledged in connection with the open futures contracts.

Orinda SkyView Macro Opportunities Fund
Schedule of Investments
May 31, 2012 (Unaudited)

EXCHANGE TRADED FUNDS - 20.1%
CurrencyShares Swiss Franc Trust ^	30	$3,044
Greenhaven Continuous Commodity Index Fund	93	2,504
iShares Barclays 1-3 Year Credit Bond Fund ^	34	3,564
iShares Barclays 7-10 Year Credit Bond Fund ^	35	3,800
iShares Barclays Aggregate Bond Fund ^	22	2,454
iShares Barclays Intermediate Credit Bond Fund ^	23	2,509
iShares Floating Rate Note ETF ^	67	3,337
iShares iBoxx Investment Grade Corporate Bond Fund ^	22	2,573
PIMCO Total Return ETF	36	3,780
PowerShares Emerging Markets Sovereign Debt Portfolio	121	3,352
PowerShares S&P 500 Low Volatility Portfolio	142	3,770
ProShares Short QQQ ^	89	2,468
ProShares Short Russell 2000 ^	87	2,447
ProShares Short S&P 500 ^	64	2,439
Russell 1000 Low Volatility ETF	62	3,098
SPDR Barclays Capital Intermediate Term Corporate Bond ETF ^	74	2,516
Vanguard Intermediate-Term Corporate Bond ETF ^	29	2,460
TOTAL EXCHANGE TRADED FUNDS (Cost $50,069)		50,115

MONEY MARKET FUNDS - 99.8%
Fidelity Government Portfolio - Class I, 0.01% +	248,989	248,989
Total Short-Term Investments (Cost $248,989)
Total Investments (Cost $299,058) - 119.9%		299,104
Liabilities in Excess of Other Assets - (19.9)%		(49,546)
TOTAL NET ASSETS - 100.0%		$249,558

Percentages are stated as a percent of net assets.

^	Non-income producing.
+	Variable Rate Security. The rate shown represents the rate at May 31, 2012.

Federal Income Tax Information

The cost basis of investments for federal income tax purposes at May 31, 2012 was as follows:

	Orinda SV Hedged Equity*	Orinda SV Macro Opps^
Cost of investments	148,725,525	299,058
Gross unrealized appreciation	$9,166,432	82
Gross unrealized depreciation	(9,025,039)	(36)
Net unrealized depreciation	$141,393	46

*The above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

^Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.  Please refer to the Notes to
Financial Statements section in the Fund’s upcoming annual report for federal tax information.

Summary of Fair Value Measurements at May 31, 2012 (Unaudited)

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 -
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the Funds and will be classified in level 1 of the fair value hierarchy.

Exchange Traded Notes – Investments in exchange traded notes are actively traded on a national securities exchange and are valued based on the last sales price from the exchange and are categorized in level 1 of the fair value hierarchy.

Derivative Instruments – Listed derivatives, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

Short-Term Debt Securities - Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board").  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board of Trustees.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Funds' securities as of May 31, 2012:

Orinda SkyView Multi-Manager Hedged Equity Fund
	Level 1	Level 2	Level 3	Total

Common Stocks	$104,716,556	$-	$-	$104,716,556
Exchange-Traded Funds	7,581,507	-	-	7,581,507
Exchange-Traded Notes	528,148	-	-	528,148
Purchased Options
Call Options	852,597	-	-	852,597
Put Options	168,052	-	-	168,052
Total Purchased Options	1,020,649	-	-	1,020,649
Short-Term Securities	35,020,058	-	-	35,020,058
Total Investments in Securities	$148,866,918	$-	$-	$148,866,918

Securities Sold Short
Common Stocks	$41,474,069	$-	$-	$41,474,069
Exchange Traded Funds	5,388,228	-	-	5,388,228
Total Securities Sold Short	46,862,297	-	-	46,862,297
Written Options	$11,718	$-	$-	$11,718
Other Financial Instruments*
Long Futures Contracts	$(209,544)	$-	$-	$(209,544)

Orinda SkyView Macro Opportunities Fund
	Level 1	Level 2	Level 3	Total

Exchange-Traded Funds	$50,115	$-	$-	$50,115
Short-Term Securities	248,989	-	-	248,989
Total Investments in Securities	$299,104	$-	$-	$299,104

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments which are presented at the unrealized appreciation (depreciation) on the instrument

Refer to the Funds' Schedule of Investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at May 31, 2012, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2. There were no level 3 securities held in the Funds during during the period ended May 31, 2012.

Derivatives Transactions

The Funds may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk.  The various derivative instruments that the Funds may use are options, futures, swaps, and forward foreign currency contracts, among others.  The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk.  The Funds use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk.  A fund that invests in a derivative instrument could lose more than the principal amount invested.

The Funds have adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Funds' use of and accounting for derivative instruments and the effect of derivative instruments on the Funds results of operations and financial position.  Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Funds' derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Orinda SkyView Multi-Manager Hedged Equity Fund

Average Balance Information

The average monthly market value of purchased and written options during the period ended May 31, 2012 were $903,418 and $3,906, respectively.  The average monthly notional amount of long futures contracts during the period ended May 31, 2012 was $8,042,276.

Transactions in written options contracts for the period ended May 31, 2012, are as follows:

	Contracts	Premiums Received
Outstanding at February 29, 2012	-	$-
Options written	90	8,792
Options closed	-	-
Options exercised	-	-
Options expired	(36)	(925)
Outstanding at May 31, 2012	54	$7,867

Values of Derivative Instruments as of May 31, 2012 on the Statement of Assets and Liabilities:

	Assets		Liabilities

Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Options	Investments, at fair value	$1,020,649	Options Written, at fair value	$11,718

Equity Contracts - Futures*	Net Assets - unrealized depreciation on futures contracts	(209,544)	N/A	-
Total		$811,105		$11,718

*Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Open Futures Contracts.

Orinda SkyView Macro Opportunities Fund

During the period ended May 31, 2012, the Orinda SkyView Macro Opportunities Fund did not hold any derivative instruments.

Other
The Orinda SkyView Multi-Manager Hedged Equity Fund changed its name from the "Orinda Multi-Manager Hedged Equity Fund" to the "Orinda SkyView Multi-Manager Hedged Equity Fund" effective June 28, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date 7/xx/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date 7/xx/2012

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date 7/xx/2012

* Print the name and title of each signing officer under his or her signature.